Purisima Funds
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

January 5, 2015

VIA EDGAR TRANSMISSION

Division of Investment Management
United States Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	Purisima Funds (the “Company”)
File Nos.: 333-09153 and 811-07737

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Company hereby certifies that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated December 31, 2014 and filed electronically as Post-Effective Amendment No. 34 to the Company’s Registration Statement on Form N-1A on December 31, 2014.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
for U.S. Bancorp Fund Services, LLC